UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3090

MFS SERIES TRUST VII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31

Date of reporting period: October 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

October 31, 2012

MFS® LATIN AMERICAN EQUITY FUND

PORTFOLIO OF INVESTMENTS

10/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.1%
Aerospace - 1.3%
Embraer S.A., ADR	1,906	$53,197

Airlines - 3.3%
Copa Holdings S.A., “A”	812	$75,370
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	639	61,708

		$137,078
Alcoholic Beverages - 4.1%
Companhia de Bebidas das Americas, ADR	3,179	$129,671
Compania Cervecerías Unidas S.A., ADR	622	44,118

		$173,789
Apparel Manufacturers - 2.4%
Arezzo Industria e Comercio S.A.	2,928	$52,259
Cia.Hering S.A.	2,200	50,541

		$102,800
Broadcasting - 0.7%
Grupo Televisa S.A., ADR	1,383	$31,256

Brokerage & Asset Managers - 7.8%
BM&F Bovespa S.A.	27,400	$175,377
Bolsa Mexicana de Valores S.A. de C.V.	43,500	96,309
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	4,902	56,477

		$328,163
Business Services - 1.8%
LPS Brasil - Consultoria de Imoveis S.A.	3,200	$54,986
Multiplus S.A.	871	20,237

		$75,223
Computer Software - 1.3%
Totvs S.A.	2,700	$54,903

Conglomerates - 0.6%
Alfa S.A de C.V., “A”	14,070	$25,950

Construction - 2.5%
Corporacion GEO S.A.B. de C.V., “B” (a)	14,710	$17,683
Corporacion Moctezuma S.A. de C.V.	8,600	19,769
PDG Realty S.A.	17,100	28,794
Urbi Desarrollos Urbanos S.A. de C.V. (a)	64,830	40,451

		$106,697
Consumer Products - 1.3%
Kimberly-Clark de Mexico S.A. de C.V., “A”	23,250	$55,826

Consumer Services - 9.1%
Abril Educacao S.A., IEU	2,640	$47,703
Anhanguera Educacional Participacoes S.A.	8,300	145,481
Estacio Participacoes S.A.	4,050	77,169

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Services - continued
Kroton Educacional S.A., IEU (a)	5,617	$112,282

		$382,635
Containers - 0.7%
Industria Klabin de Papel e Celulose, IPS (a)	5,100	$29,956

Energy - Independent - 1.1%
Ultrapar Participacoes S.A.	2,300	$48,241

Energy - Integrated - 3.5%
Petroleo Brasileiro S.A., ADR	6,974	$147,919

Engineering - Construction - 0.4%
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	3,500	$18,171

Food & Beverages - 4.5%
Arca Continental S.A.B de C.V.	9,595	$69,621
M. Dias Branco S.A. Industria e Comercio de Alimentos	3,600	120,883

		$190,504
Food & Drug Stores - 0.9%
Brazil Pharma S.A.	3,000	$18,242
Raia Drogasil S.A.	1,900	20,908

		$39,150
General Merchandise - 0.7%
Lojas Renner S.A.	800	$29,620

Health Maintenance Organizations – 1.0%
OdontoPrev S.A.	8,000	$41,358

Insurance - 2.3%
Brasil Insurance Participacoes e Administracao S.A.	11,100	$98,045

Medical & Health Technology & Services - 2.6%
Diagnosticos da America S.A.	10,400	$69,127
Fleury S.A.	3,400	39,992

		$109,119
Metals & Mining - 12.4%
Companhia Siderurgica Nacional S.A., ADR	7,472	$40,648
Gerdau S.A., ADR	18,041	158,580
Grupo Mexico S.A.B. de C.V., “B”	18,837	60,364
Ternium S.A., ADR	3,308	67,913
Vale S.A., ADR	10,596	194,119

		$521,624
Oil Services - 2.7%
Tenaris S.A., ADR	3,019	$113,575

Other Banks & Diversified Financials - 11.6%
Banco Santander Chile, ADR	660	$17,939
Banco Santander S.A., IEU	13,900	95,470
Bancolombia S.A., ADR	405	25,928
Credicorp Ltd.	1,186	153,397

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
Grupo Financiero Banorte S.A. de C.V.	9,000	$50,004
Grupo Financiero Santander Mexico S.A.B. de C.V., ADR (a)	2,550	34,859
Itau Unibanco Holding S.A., ADR	7,642	111,420

		$489,017
Pharmaceuticals - 2.0%
Genomma Lab Internacional S.A., “B” (a)	41,300	$82,322

Real Estate - 2.0%
Brasil Brokers Participacoes	29,800	$83,632

Specialty Chemicals - 0.7%
Mexichem S.A.B de C.V.	5,500	$27,256

Telecommunications - Wireless - 6.0%
America Movil S.A.B. de C.V., “L”, ADR	7,592	$192,002
TIM Participacoes S.A., ADR	3,454	60,031

		$252,033
Telephone Services - 0.5%
Empresa Nacional de Telecomunicaciones S.A.	984	$20,042

Utilities - Electric Power - 6.3%
Aguas Andinas S.A.	54,785	$36,766
Energias do Brasil S.A.	15,200	95,044
Enersis S.A., ADR	2,372	40,182
Terna Participacoes S.A., IEU	930	30,679
Tractebel Energia S.A.	3,630	62,554

		$265,225
Total Common Stocks		$4,134,326

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	67,351	$67,351
Total Investments		$4,201,677

Other Assets, Less Liabilities - 0.3%		11,987
Net Assets - 100.0%		$4,213,664

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IEU	International Equity Unit
IPS	International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

10/31/12 (unaudited)

(1) Investment Concentration

The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds. The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the Latin American market as a whole, as measured by an index determined by MFS to be an appropriate measure of the Latin American market. At October 31, 2012, the fund did not have more than 25% of its assets invested in any one industry.

(2) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,134,326	$—	$—	$4,134,326
Mutual Funds	67,351	—	—	67,351
Total Investments	$4,201,677	$—	$—	$4,201,677

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,346,869
Gross unrealized appreciation	538,672
Gross unrealized depreciation	(683,864)
Net unrealized appreciation (depreciation)	$(145,192)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	20,087	368,541	(321,277)	67,351

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$16	$67,351

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2012, are as follows:

Brazil	62.9%
Mexico	20.9%
Chile	3.8%
Peru	3.6%
Argentina	2.7%
United States	2.1%
Panama	1.8%
Luxembourg	1.6%
Colombia	0.6%

5

QUARTERLY REPORT

October 31, 2012

MFS® EUROPEAN EQUITY FUND

PORTFOLIO OF INVESTMENTS

10/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.1%
Alcoholic Beverages - 2.4%
Heineken N.V.	778	$47,965

Apparel Manufacturers - 2.7%
Compagnie Financiere Richemont S.A.	292	$18,938
LVMH Moet Hennessy Louis Vuitton S.A.	226	36,733

		$55,671
Automotive - 0.6%
GKN PLC	3,429	$11,488

Broadcasting - 2.1%
Publicis Groupe	775	$41,753

Brokerage & Asset Managers - 1.0%
IG Group Holdings PLC	2,783	$19,559

Business Services - 5.5%
Adecco S.A.	244	$11,800
Amadeus Holdings AG	1,092	27,034
Brenntag AG	135	17,015
Compass Group PLC	2,349	25,777
Experian Group Ltd.	876	15,126
MITIE Group PLC	3,208	15,096

		$111,848
Cable TV - 0.9%
Virgin Media, Inc.	314	$10,280
Ziggo N.V.	220	7,126

		$17,406
Computer Software - 1.3%
Dassault Systemes S.A.	196	$20,651
Fidessa Group PLC	266	5,709

		$26,360
Construction - 1.9%
Bellway PLC	1,083	$17,669
BUZZI UNICEM S.p.A	1,010	11,985
Geberit AG	47	9,690

		$39,344
Consumer Products - 2.7%
Beiersdorf AG	163	$11,855
Reckitt Benckiser Group PLC	705	42,663

		$54,518
Electrical Equipment - 5.4%
IMI PLC	670	$10,320
Legrand S.A.	667	25,694
Pfeiffer Vacuum Technology AG	150	15,301
Schneider Electric S.A.	306	19,131

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - continued
Siemens AG	379	$38,091

		$108,537
Electronics - 1.5%
ASM International N.V.	314	$9,927
Infineon Technologies AG	2,926	19,911

		$29,838
Energy - Independent - 0.6%
Bankers Petroleum Ltd. (a)	1,336	$3,799
Cairn Energy PLC	1,798	8,133

		$11,932
Energy - Integrated - 7.4%
BG Group PLC	1,048	$19,407
BP PLC	6,844	48,960
Royal Dutch Shell PLC, “A”	2,388	81,890

		$150,257
Food & Beverages - 8.1%
Groupe Danone	1,009	$62,023
Nestle S.A.	1,487	94,365
Tate & Lyle PLC	540	6,327

		$162,715
Food & Drug Stores - 0.8%
Jeronimo Martins SGPS S.A.	918	$16,063

Gaming & Lodging - 0.5%
Betfair Group PLC	820	$9,964

Insurance - 5.7%
Delta Lloyd N.V.	960	$15,964
Hiscox Ltd.	3,079	23,870
ING Groep N.V. (a)	2,313	20,434
Swiss Re Ltd.	372	25,704
Zurich Insurance Group AG	120	29,572

		$115,544
Machinery & Tools - 2.0%
Atlas Copco AB, “A”	1,029	$25,303
Schindler Holding AG	108	14,229

		$39,532
Major Banks - 6.4%
Barclays PLC	9,855	$36,180
BNP Paribas	820	41,249
HSBC Holdings PLC	5,228	51,363

		$128,792
Medical Equipment - 0.6%
Sonova Holding AG	124	$12,469

Metals & Mining - 1.8%
Rio Tinto PLC	717	$35,921

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Natural Gas - Distribution - 1.0%
GDF SUEZ	864	$19,827

Network & Telecom - 1.6%
Ericsson, Inc., “B”	3,674	$32,293

Other Banks & Diversified Financials - 2.8%
Erste Group Bank AG (a)	517	$12,983
Julius Baer Group Ltd.	438	15,191
Jyske Bank (a)	569	17,351
KBC Group N.V.	486	11,408

		$56,933
Pharmaceuticals - 10.0%
Bayer AG	564	$49,118
Novartis AG	1,249	75,171
Roche Holding AG	404	77,694

		$201,983
Railroad & Shipping - 0.6%
Kuehne & Nagel International AG	110	$12,839

Real Estate - 0.6%
GSW Immobilien AG	284	$11,685

Restaurants - 2.0%
Domino’s Pizza UK & IRL PLC	2,261	$18,444
Whitbread PLC	570	21,616

		$40,060
Specialty Chemicals - 8.9%
Akzo Nobel N.V.	917	$49,884
Croda International PLC	539	19,145
Fuchs Petrolub AG, IPS	139	9,812
Linde AG	385	64,748
Sika AG	3	6,259
Symrise AG	825	29,658

		$179,506
Specialty Stores - 1.6%
D’Ieteren S.A.	150	$7,253
Esprit Holdings Ltd.	5,600	7,284
Industria de Diseno Textil S.A.	144	18,373

		$32,910
Telecommunications - Wireless - 2.7%
Vodafone Group PLC	19,927	$54,104

Telephone Services - 3.0%
British Telecom Group, PLC	6,650	$22,804
TDC A.S.	2,266	15,611
Telecom Italia S.p.A.	7,319	6,740
Telecom Italia S.p.A.	20,741	16,560

		$61,715

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - 1.4%
CEZ A.S.	291	$10,729
Fortum Oyj	456	8,434
Suez Environnement	822	8,729

		$27,892
Total Common Stocks		$1,979,223

	Strike Price	First Exercise
Rights - 0.0%
Specialty Stores - 0.0%
Esprit Holdings Ltd. (1 share for 1 right) (a)	HKD 11.38	11/23/12	2,800	$751

Money Market Funds - 2.9%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)			59,028	$59,028
Total Investments				$2,039,002

Other Assets, Less Liabilities - (1.0)%				(20,310)
Net Assets - 100.0%				$2,018,692

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

HKD	Hong Kong Dollar

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

10/31/12 (unaudited)

(1) Investment Concentration

The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds. The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the European market as a whole, as measured by an index determined by MFS to be an appropriate measure of the European market. At October 31, 2012, the fund did not have more than 25% of its assets invested in any one industry.

(2) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

5

Supplemental Information (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$621,535	$—	$—	$621,535
Switzerland	403,920	—	—	403,920
France	275,791	—	—	275,791
Germany	267,193	—	—	267,193
Netherlands	151,300	—	—	151,300
Sweden	57,595	—	—	57,595
Spain	45,407	—	—	45,407
Italy	35,285	—	—	35,285
Denmark	32,962	—	—	32,962
Other Countries	88,235	751	—	88,986
Mutual Funds	59,028	—	—	59,028
Total Investments	$2,038,251	$751	$—	$2,039,002

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $1,665,391 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,953,495
Gross unrealized appreciation	212,775
Gross unrealized depreciation	(127,268)
Net unrealized appreciation (depreciation)	$85,507

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	88,648	312,584	(342,204)	59,028

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$22	$59,028

6

Supplemental Information (unaudited) – continued

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2012, are as follows:

United Kingdom	30.8%
Switzerland	20.0%
France	13.7%
Germany	13.2%
Netherlands	7.5%
Sweden	2.9%
United States	2.3%
Spain	2.2%
Italy	1.7%
Other Countries	5.7%

7

QUARTERLY REPORT

October 31, 2012

MFS® ASIA PACIFIC
EX-JAPAN FUND

PORTFOLIO OF INVESTMENTS

10/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 91.0%
Apparel Manufacturers - 2.4%
Daphne International Holdings Ltd.	4,000	$4,826
Li & Fung Ltd.	24,000	40,258
Samsonite International S.A.	6,600	13,711
Stella International Holdings Ltd.	4,500	11,845

		$70,640
Automotive - 3.8%
Exide Industries Ltd.	5,983	$15,743
Guangzhou Automobile Group Co. Ltd., “H”	52,000	35,628
Kia Motors Corp.	600	33,339
Mando Corp.	204	26,936

		$111,646
Broadcasting - 0.5%
Astro Malaysia Holdings Bhd. (a)	15,000	$13,345

Brokerage & Asset Managers - 1.4%
Computershare Ltd.	4,434	$39,998

Business Services - 1.7%
Cognizant Technology Solutions Corp., “A” (a)	752	$50,121

Cable TV - 0.5%
Dish TV India Ltd. (a)	10,153	$14,231

Chemicals - 0.6%
Nufarm Ltd.	2,970	$17,727

Computer Software - Systems - 3.8%
Asustek Computer, Inc.	4,660	$49,930
Hon Hai Precision Industry Co. Ltd.	20,680	62,792

		$112,722
Conglomerates - 2.0%
Hutchison Whampoa Ltd.	6,000	$59,032

Containers - 1.3%
Brambles Ltd.	4,967	$37,433

Electronics - 6.7%
Samsung Electronics Co. Ltd.	55	$66,065
Taiwan Semiconductor Manufacturing Co. Ltd.	43,000	130,564

		$196,629
Energy - Independent - 3.2%
China Shenhua Energy Co. Ltd.	2,000	$8,516
CNOOC Ltd.	26,000	54,013
Oil Search Ltd.	4,287	33,109

		$95,638
Energy - Integrated - 0.9%
China Petroleum & Chemical Corp.	26,000	$27,610

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Engineering - Construction - 0.7%
Keppel Corp. Ltd.	2,300	$20,100

Food & Beverages - 2.1%
Tingyi (Cayman Islands) Holdings Corp.	8,000	$23,793
Want Want China Holdings Ltd.	27,000	36,929

		$60,722
Food & Drug Stores - 1.3%
CP All PLC	12,100	$15,693
Dairy Farm International Holdings Ltd.	1,800	20,088
Wumart Stores, Inc.	2,000	3,551

		$39,332
Gaming & Lodging - 3.6%
Sands China Ltd.	28,400	$106,820

Insurance - 6.4%
AIA Group Ltd.	22,200	$87,940
Austbrokers Holdings Ltd.	3,627	29,367
China Pacific Insurance (Group) Co. Ltd.	8,600	26,965
QBE Insurance Group Ltd.	3,269	44,725

		$188,997
Machinery & Tools - 1.5%
Sinotruk (Hong Kong) Ltd.	28,000	$16,077
T.K. Corp. (a)	1,106	28,040

		$44,117
Major Banks - 10.3%
BOC Hong Kong Holdings Ltd.	11,500	$35,390
Industrial & Commercial Bank Of China Ltd.	75,000	49,645
National Australia Bank Ltd.	3,241	86,766
Standard Chartered PLC	1,000	23,897
Westpac Banking Corp.	4,030	106,717

		$302,415
Medical Equipment - 1.2%
Fisher & Paykel Healthcare Corp. Ltd.	17,723	$34,252

Metals & Mining - 5.9%
Iluka Resources Ltd.	5,683	$58,520
Maanshan Iron & Steel Co. Ltd. (a)	80,000	20,645
Rio Tinto PLC	1,878	94,086

		$173,251
Natural Gas - Distribution - 0.6%
China Resources Gas Group Ltd.	2,000	$4,433
Hong Kong & China Gas Co. Ltd.	5,500	14,619

		$19,052
Other Banks & Diversified Financials - 9.7%
China Construction Bank	77,500	$58,400
DBS Group Holdings Ltd.	4,000	45,581
Hana Financial Group, Inc.	850	24,745
ICICI Bank Ltd., ADR	679	26,651
PT Bank Negara Indonesia Tbk	78,197	31,344

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
PT Bank Rakyat Indonesia (Persero) Tbk.	45,500	$35,055
Siam Commercial Bank Public Co. Ltd.	8,000	42,023
Wing Hang Bank	2,000	21,213

		$285,012
Precious Metals & Minerals - 1.6%
Newcrest Mining Ltd.	1,742	$47,793

Real Estate - 6.7%
Asian Property Development Public Co. Ltd.	69,100	$19,614
BWP Trust, REIT	16,768	36,379
China Overseas Land & Investment Ltd.	12,000	31,432
Hang Lung Properties Ltd.	15,000	52,161
IGB Trust, REIT (a)	40,300	17,464
Sun Hung Kai Properties Ltd.	3,000	41,767

		$198,817
Restaurants - 0.1%
Ajisen (China) Holdings Ltd.	5,000	$3,458

Specialty Chemicals - 2.0%
LG Chem Ltd.	150	$42,087
PTT Global Chemical PLC	8,038	15,997

		$58,084
Telecommunications - Wireless - 0.8%
PT Indosat Tbk	34,500	$23,347

Telephone Services - 5.1%
China Unicom (Hong Kong) Ltd.	70,000	$114,348
PT XL Axiata Tbk	50,500	36,015

		$150,363
Utilities - Electric Power - 2.6%
Cheung Kong Infrastructure Holdings Ltd.	2,000	$11,716
China Longyuan Electric Power Group Corp.	40,000	26,064
Spark Infrastructure Group, IEU	21,948	38,503

		$76,283
Total Common Stocks		$2,678,987

	First Exercise
Warrants - 6.7%
Energy - Independent - 2.5%
Merrill Lynch (Oil & Natural Gas Corp. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	5/23/11	3,365	$16,792
Merrill Lynch (Reliance Holdings USA - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	9/22/16	3,917	58,640

			$75,432
Metals & Mining - 1.8%
Deutsche Bank (MOIL Limited - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	7/05/11	5,449	$24,798
Deutsche Bank (Steel Authority of India - Zero Strike Warrant (1 share for 1 warrant)) (a)(z)	7/25/11	18,355	27,373

			$52,171
Other Banks & Diversified Financials - 1.7%
Deutsche Bank (Federal Bank LTD - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	7/22/11	1,592	$14,336

Portfolio of Investments (unaudited) – continued

Issuer	First Exercise	Shares/Par	Value ($)
Warrants - continued
Other Banks & Diversified Financials - continued
Deutsche Bank (Housing Development Finance Authority - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	9/15//10	2,996	$35,308

			$49,644
Tobacco - 0.7%
Deutsche Bank (ITC Limited - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	7/11/11	4,014	$21,075
Total Warrants			$198,322

Money Market Funds - 3.3%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)		96,725	$96,725
Total Investments			$2,974,034

Other Assets, Less Liabilities - (1.0)%			(29,626)
Net Assets - 100.0%			$2,944,408

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $170,949 representing 5.8% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Deutsche Bank (Steel Authority of India - Zero Strike Warrant)	7/25/11-10/12/11	$40,050	$27,373
% of Net assets			0.9%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

10/31/12 (unaudited)

(1) Investment Concentration

The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds. The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the Asia Pacific market excluding Japan as a whole, as measured by an index determined by MFS to be an appropriate measure of the Asia Pacific market excluding Japan. At October 31, 2012, the fund did not have more than 25% of its assets invested in any one industry.

(2) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Australia	$577,037	$—	$—	$577,037
China	546,333	—	—	546,333
Hong Kong	516,560	—	—	516,560
India	56,625	198,322	—	254,947
Taiwan	243,286	—	—	243,286
South Korea	221,212	—	—	221,212
Indonesia	125,761	—	—	125,761
United Kingdom	117,983	—	—	117,983
Thailand	—	93,327	—	93,327
Other Countries	180,863	—	—	180,863
Mutual Funds	96,725	—	—	96,725
Total Investments	$2,682,385	$291,649	$—	$2,974,034

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $42,023 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $2,280,993 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classification between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at a fair value. Other reasons for changes in classification between levels 1 and 2 relates to referencing trading activity outside of a primary exchange in assessing valuation in current or prior periods. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,833,189
Gross unrealized appreciation	250,551
Gross unrealized depreciation	(109,706)
Net unrealized appreciation (depreciation)	$140,845

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	64,084	256,488	(223,847)	96,725

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$26	$96,725

Supplemental Information (unaudited) – continued

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2012, are as follows:

Australia	19.6%
China	18.6%
Hong Kong	17.5%
India	8.7%
Taiwan	8.3%
South Korea	7.5%
Indoneisa	4.3%
United Kingdom	4.0%
United States	4.0%
Other Countries	7.5%

QUARTERLY REPORT

October 31, 2012

MFS® EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS

10/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 97.8%
Aerospace - 3.0%
Lockheed Martin Corp.	440	$41,215
Northrop Grumman Corp.	410	28,163

		$69,378
Airlines - 0.8%
Copa Holdings S.A., “A”	200	$18,564

Automotive - 2.1%
Delphi Automotive PLC (a)	620	$19,493
General Motors Co. (a)	190	4,845
Magna International, Inc.	530	23,561

		$47,899
Biotechnology - 0.2%
Amgen, Inc.	60	$5,193

Brokerage & Asset Managers - 0.2%
Prospect Capital Corp.	410	$4,854

Cable TV - 3.9%
Comcast Corp., “Special A”	1,020	$37,169
Time Warner Cable, Inc.	430	42,617
Virgin Media, Inc.	360	11,786

		$91,572
Computer Software - 4.3%
CA, Inc.	340	$7,657
Microsoft Corp.	2,540	72,479
Salesforce.com, Inc. (a)	80	11,678
SolarWinds, Inc. (a)	170	8,600

		$100,414
Computer Software - Systems - 6.4%
Apple, Inc.	210	$124,971
Hewlett-Packard Co.	1,740	24,099

		$149,070
Consumer Products - 4.1%
Herbalife Ltd.	460	$23,621
Nu Skin Enterprises, Inc., “A”	940	44,490
Procter & Gamble Co.	390	27,004

		$95,115
Electronics - 1.4%
Microchip Technology, Inc.	1,060	$33,231

Energy - Independent - 1.4%
Marathon Petroleum Corp.	290	$15,930
Valero Energy Corp.	570	16,587

		$32,517

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Integrated - 8.3%
Chevron Corp.	660	$72,739
Exxon Mobil Corp.	1,190	108,492
Royal Dutch Shell PLC, “A”	383	13,134

		$194,365
Food & Beverages - 0.4%
General Mills, Inc.	240	$9,619

Food & Drug Stores - 3.6%
CVS Caremark Corp.	370	$17,168
Kroger Co.	1,060	26,733
Walgreen Co.	1,160	40,867

		$84,768
General Merchandise - 2.6%
Macy’s, Inc.	910	$34,644
Target Corp.	400	25,500

		$60,144
Health Maintenance Organizations - 0.2%
Aetna, Inc.	110	$4,807

Insurance - 8.3%
Aflac, Inc.	290	$14,436
American International Group, Inc. (a)	1,090	38,074
Delta Lloyd N.V.	1,420	23,614
MetLife, Inc.	1,200	42,588
Prudential Financial, Inc.	510	29,095
Validus Holdings Ltd.	1,050	37,590
Zurich Insurance Group AG	32	7,886

		$193,283
Internet - 0.3%
Google, Inc., “A” (a)	10	$6,798

Leisure & Toys - 3.3%
Activision Blizzard, Inc.	2,720	$29,621
Mattel, Inc.	1,060	38,987
Polaris Industries, Inc.	100	8,450

		$77,058
Machinery & Tools - 1.4%
Cummins, Inc.	290	$27,138
Timken Co.	110	4,344

		$31,482
Major Banks - 6.5%
Banco Santander S.A.	2,911	$21,842
BOC Hong Kong Holdings Ltd.	4,500	13,848
JPMorgan Chase & Co.	1,540	64,187
Mizuho Financial Group, Inc.	13,500	21,139
Sumitomo Mitsui Financial Group, Inc.	500	15,308
Wells Fargo & Co.	440	14,824

		$151,148

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Metals & Mining - 3.0%
Iluka Resources Ltd.	2,142	$22,057
Ternium S.A., ADR	1,180	24,225
Vale S.A., ADR	1,280	23,450

		$69,732
Natural Gas - Distribution - 0.9%
GDF SUEZ	925	$21,227

Other Banks & Diversified Financials - 0.5%
SunTrust Banks, Inc.	440	$11,968

Pharmaceuticals - 11.4%
Abbott Laboratories	790	$51,761
Johnson & Johnson	990	70,112
Merck & Co., Inc.	1,340	61,144
Pfizer, Inc.	2,790	69,387
Teva Pharmaceutical Industries Ltd., ADR	340	13,743

		$266,147
Real Estate - 2.1%
Annaly Mortgage Management, Inc., REIT	1,340	$21,628
Corio N.V., REIT	212	9,446
Entertainment Properties Trust, REIT	390	17,335

		$48,409
Specialty Stores - 2.2%
American Eagle Outfitters, Inc.	1,110	$23,166
Gap, Inc.	680	24,290
Urban Outfitters, Inc. (a)	120	4,291

		$51,747
Telephone Services - 6.1%
Bezeq - The Israel Telecommunication Corp. Ltd.	8,260	$10,073
CenturyLink, Inc.	950	36,461
Frontier Communications Corp.	6,080	28,698
TDC A.S.	2,391	16,472
Telecom Italia S.p.A.	5,249	4,191
Telefonica Brasil S.A., ADR	690	15,194
Verizon Communications, Inc.	700	31,248

		$142,337
Tobacco - 4.3%
Lorillard, Inc.	340	$39,443
Philip Morris International, Inc.	700	61,992

		$101,435
Trucking - 0.2%
United Parcel Service, Inc., “B”	70	$5,127

Utilities - Electric Power - 4.4%
American Electric Power Co., Inc.	170	$7,555
Companhia de Saneamento Basico do Estado de Sao Paulo	400	16,933
Duke Energy Corp.	460	30,217
NRG Energy, Inc.	640	13,798
PG&E Corp.	470	19,984

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - continued
PPL Corp.	510	$15,086

		$103,573
Total Common Stocks		$2,282,981

Convertible Preferred Stocks - 0.8%
Utilities - Electric Power - 0.8%
PPL Corp., 8.75%	180	$9,751
PPL Corp., 9.5%	180	9,779
Total Convertible Preferred Stocks		$19,530

	First Exercise
Rights - 0.0%
Major Banks - 0.0%
Banco Santander S.A. (Bonus Rights (1 share for 38 rights)) (a)	10/17/12	2,867	$565

Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)		27,110	$27,110
Total Investments			$2,330,186

Other Assets, Less Liabilities - 0.2%			5,556
Net Assets - 100.0%			$2,335,742

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

10/31/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,303,076	$—	$—	$2,303,076
Mutual Funds	27,110	—	—	27,110
Total Investments	$2,330,186	$—	$—	$2,330,186

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,338,402
Gross unrealized appreciation	47,700
Gross unrealized depreciation	(55,916)
Net unrealized appreciation (depreciation)	$(8,216)

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	2,301,706	(2,274,596)	27,110

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$31	$27,110

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: December 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: December 19, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 19, 2012

*	Print name and title of each signing officer under his or her signature.